Post-retirement benefits - Change in fair value of scheme assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement
Actual return on the plan assets		$ 473
Scheme assets
Movement
Beginning of year	$ 9,922	9,116
Interest income on scheme assets	235	240
Expenses	(14)	(18)
Actuarial gains (losses)	(474)	233
Exchange and other adjustments	(372)	772
Employer contributions	174	157
Participant contributions	3	3
Benefits paid	(620)	(581)
End of year	8,854	9,922
Actual return on the plan assets	239	473
Pension schemes | UK defined benefit plans | Scheme assets
Movement
Beginning of year	6,749	6,137
Interest income on scheme assets	156	159
Expenses	(5)	(6)
Actuarial gains (losses)	(351)	45
Exchange and other adjustments	(349)	596
Employer contributions	143	123
Participant contributions	2	3
Benefits paid	(356)	(308)
End of year	5,989	6,749
Pension schemes | Rest of Group defined benefit plans | Scheme assets
Movement
Beginning of year	3,173	2,979
Interest income on scheme assets	79	81
Expenses	(9)	(12)
Actuarial gains (losses)	(123)	188
Exchange and other adjustments	(23)	176
Employer contributions	31	34
Participant contributions	1
Benefits paid	(264)	(273)
End of year	$ 2,865	$ 3,173